UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                   Maxim T. Rowe Price Equity/Income Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim T. Rowe Price Equity/Income Portfolio


ANNUAL REPORT
Period Ended December 31, 2005

The widely followed Dow Jones Industrial Average was essentially flat for the year, while most of the other major indices posted modest gains. Energy dominated the equities markets in 2005 with a powerful advance, and utilities were the only other sector to provide a double-digit return. Consumer discretionary and telecommunications services were the worst sectors over the year, affected by a weak auto sector and competition from wireless companies, respectively.

Performance Review

The fund delivered a moderate return for 2005, although performance lagged the S&P 500 Index due primarily to an overweighting in the weak consumer discretionary sector, particularly media, along with poor stock selection within the group. New York Times, Comcast, Tribune, and Dow Jones were four of the fund's top ten detractors from performance over the year. We remain sanguine on the group, however, and believe it will provide significant value in the long term based on the unique content these companies provide. Also of note in the consumer discretionary sector is Eastman Kodak, one of the top five detractors from performance. The company suffered from disappointing growth in its digital products business and declining sales in its traditional film business, prompting the rating agencies to cut the company's unsecured debt to junk status. Other areas of disappointment were materials and chemicals where International Paper and International Flavors & Fragrance, respectively, hindered results.

Positive contributors included information technology, the fund's best relative contributor due mostly to stock selection. Within computers and peripherals, Hewlett-Packard was the major relative contributor and the second-largest absolute contributor, driven by solid earnings and revenues. IBM also had a strong impact on relative performance due in part to a timely purchase. Within communications equipment, Motorola and Nokia were beneficial, the former benefiting from new high-end cell phone products and a stock repurchase program, and the latter from strong global demand for handsets and an increase in market share. We have been taking profits in Hewlett-Packard, Texas Instruments, and other stocks that have done well and reinvesting the proceeds in strong companies with relatively low valuations such as Cisco Systems.

The industrial and business services sector was another significant contributor to the fund's relative return. Our industrial conglomerate holdings did well, and an overweight in roads and rails also aided results. Railroad stock Union Pacific was one of the five largest contributors to overall performance thanks to stronger yields and gains from real estate sales.

Outlook

Corporations are enjoying strong profits and cash flow, which together provide the incentive for new corporate investments. We believe earnings will continue to grow in 2006, although at a more moderate pace due to lower consumer spending reflecting higher energy prices and mortgage rates. Stock market fundamentals remain sound at the beginning of the year.

Globalization, competition, and high productivity growth are restraining inflation, which reduces pressure on the Federal Reserve to raise short-term rates much higher. Our worst case scenario calls for moderate stock market gains during the next 12 months, although significant corporate liquidity could set the stage for better performance than we saw in 2005. We expect companies to increase their dividend payments in 2006 and merger and acquisition activity to remain robust, which could provide additional ballast for stocks. As always, we will focus on reasonably valued stocks with relatively high dividend yields in our ongoing effort to provide value for our investors.


                      Maxim T. Rowe Price          S&P 500
                    Equity/Income Portfolio         Index(R)
   11/01/1994              10,000.00              10,000.00
   12/31/1996              11,939.00              12,295.97
   12/31/1997              15,379.82              16,398.42
   12/31/1998              16,753.24              21,084.86
   12/31/1999              17,321.17              25,521.54
   12/31/2000              19,555.60              23,198.06
   12/31/2001              19,880.23              20,442.13
   12/31/2002              17,283.87              15,924.42
   12/31/2003              21,715.45              20,492.32
   12/31/2004              24,979.29              22,714.77
   12/31/2005              26,010.93              23,833.16


Maxim T. Rowe Price Equity/Income Portfolio
Total Return -

One Year:         4.13%
Five Year:        5.87%
Ten Year:         10.03%


Portfolio Inception:       11/1/94

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim T. Rowe Price Equity/Income Portfolio, made at its inception, with the performance of the S&P 500 Index(R). Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of T. Rowe Price Equity/Income Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price Equity/Income Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                                $            828,391,578
     Cash                                                                                                         180,037
     Collateral for securities loaned                                                                          50,526,375
     Dividends and interest receivable                                                                          1,296,132
     Subscriptions receivable                                                                                   1,511,248
                                                                                                   -----------------------
                                                                                                   -----------------------

     Total assets                                                                                             881,905,370
                                                                                                   -----------------------
                                                                                                   -----------------------

LIABILITIES:
     Due to investment adviser                                                                                    581,121
     Payable upon return of securities loaned                                                                  50,526,375
     Redemptions payable                                                                                        5,412,422
                                                                                                   -----------------------
                                                                                                   -----------------------

     Total liabilities                                                                                         56,519,918
                                                                                                   -----------------------
                                                                                                   -----------------------

NET ASSETS                                                                                       $            825,385,452
                                                                                                   =======================
                                                                                                   =======================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                               $              4,624,253
     Additional paid-in capital                                                                               708,322,046
     Net unrealized appreciation on investments                                                               109,188,849
     Undistributed net investment income                                                                           11,644
     Accumulated net realized gain on investments                                                               3,238,660
                                                                                                   -----------------------
                                                                                                   -----------------------

NET ASSETS                                                                                       $            825,385,452
                                                                                                   =======================
                                                                                                   =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                            $                  17.85
                                                                                                   =======================
                                                                                                   =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                               400,000,000
     Outstanding                                                                                               46,242,532

(1)  Cost of investments in securities:                                                          $            719,202,729

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                     $              1,158,473
      Income from securities lending                                                                                 91,078
      Dividends                                                                                                  18,483,832
      Foreign withholding tax                                                                                      (135,456)
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total income                                                                                               19,597,927
                                                                                                     -----------------------
                                                                                                     -----------------------

EXPENSES:
      Audit fees                                                                                                     11,111
      Bank and custodial fees                                                                                        26,156
      Investment administration                                                                                      99,088
      Management fees                                                                                             6,488,605
      Other expenses                                                                                                 27,228
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total expenses                                                                                              6,652,188

      Less amount reimbursed by investment adviser                                                                      992
                                                                                                     -----------------------
                                                                                                     -----------------------

      Net expenses                                                                                                6,651,196
                                                                                                     -----------------------
                                                                                                     -----------------------

NET INVESTMENT INCOME                                                                                            12,946,731
                                                                                                     -----------------------
                                                                                                     -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                           49,999,290
      Change in net unrealized appreciation on investments                                                      (29,045,556)
                                                                                                     -----------------------
                                                                                                     -----------------------

      Net realized and unrealized gain on investments                                                            20,953,734
                                                                                                     -----------------------
                                                                                                     -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $             33,900,465
                                                                                                     =======================
                                                                                                     =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

                                                                                             2005                  2004
                                                                                       -----------------     -----------------
                                                                                       -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                          $       12,946,731    $       10,886,856
      Net realized gain on investments                                                       49,999,290            31,403,166
      Change in net unrealized appreciation on investments                                  (29,045,556)           55,121,612
                                                                                       -----------------     -----------------
                                                                                       -----------------     -----------------

      Net increase in net assets resulting from operations                                   33,900,465            97,411,634
                                                                                       -----------------     -----------------
                                                                                       -----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                            (12,917,885)          (10,884,208)
      From net realized gains                                                               (52,616,882)          (21,951,813)
                                                                                       -----------------     -----------------
                                                                                       -----------------     -----------------

      Total distributions                                                                   (65,534,767)          (32,836,021)
                                                                                       -----------------     -----------------
                                                                                       -----------------     -----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                     355,836,839           293,419,154
      Reinvestment of distributions                                                          65,534,767            32,836,021
      Redemptions of shares                                                                (324,867,916)         (319,044,999)
                                                                                       -----------------     -----------------
                                                                                       -----------------     -----------------

      Net increase in net assets resulting from share transactions                           96,503,690             7,210,176
                                                                                       -----------------     -----------------
                                                                                       -----------------     -----------------

      Total increase in net assets                                                           64,869,388            71,785,789

NET ASSETS:
      Beginning of period                                                                   760,516,064           688,730,275
                                                                                       -----------------     -----------------
                                                                                       -----------------     -----------------

      End of period (1)                                                              $      825,385,452    $      760,516,064
                                                                                       =================     =================
                                                                                       =================     =================

OTHER INFORMATION:

SHARES:
      Sold                                                                                   19,203,971            16,766,351
      Issued in reinvestment of distributions                                                 3,619,107             1,803,103
      Redeemed                                                                              (17,506,760)          (18,397,073)
                                                                                       -----------------     -----------------
                                                                                       -----------------     -----------------

      Net increase                                                                            5,316,318               172,381
                                                                                       =================     =================
                                                                                       =================     =================

(1) Including undistributed net investment income                                    $           11,644    $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                     Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period          $        18.58  $         16.90  $       13.67  $       16.10  $       16.64

Income from Investment Operations

Net investment income                                   0.29             0.28           0.23           0.12           0.23
Net realized and unrealized gain (loss)                 0.47             2.23           3.25          (2.33)          0.02
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Income (Loss) From
     Investment Operations                              0.76             2.51           3.48          (2.21)          0.25
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Less Distributions

From net investment income                             (0.29)           (0.28)         (0.23)         (0.12)         (0.23)
From net realized gains                                (1.20)           (0.55)         (0.02)         (0.10)         (0.56)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Distributions                                    (1.49)           (0.83)         (0.25)         (0.22)         (0.79)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Net Asset Value, End of Period                $        17.85  $         18.58  $       16.90  $       13.67  $       16.10
                                                =============   ==============   ============   ============   ============
                                                =============   ==============   ============   ============   ============


Total Return                                           4.13%           15.03%         25.64%        (13.06%)         1.66%

Net Assets, End of Period ($000)              $      825,385  $       760,516  $     688,730  $     431,981  $     224,623

Ratio of Expenses to Average Net Assets:
     - Before Reimbursement                            0.82%            0.82%          0.83%          0.85%          0.88%
     - After Reimbursement #                           0.82%            0.82%          0.83%          0.85%          0.88%

Ratio of Net Investment Income to
     Average Net Assets:
     - Before Reimbursement                            1.60%            1.58%          1.76%          1.73%          1.47%
     - After Reimbursement #                           1.60%            1.58%          1.76%          1.73%          1.47%

Portfolio Turnover Rate                               26.68%           27.94%         20.76%         18.41%         25.20%


 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.


See notes to financial statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim T. Rowe Price Equity/Income Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

        Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $253,983,348 and $207,312,861, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2005, the U.S. Federal income tax cost basis was $721,595,700. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $133,420,077 and gross depreciation of securities in which there was an excess of tax cost over value of $26,624,199 resulting in net appreciation of $106,795,878.

5. SECURITIES LOANED

       The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2005, the Portfolio had securities on loan valued at $50,282,657 and received collateral of $50,526,375 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2005 and 2004 were as follows:

                                                                                   2005                2004
                                                                              ----------------    ---------------
                                                                                                  ---------------
      Distributions paid from:
          Ordinary income                                                          17,891,180         14,882,473
          Long-term capital gain                                                   47,643,587         17,953,548
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                   65,534,767         32,836,021
                                                                              ================    ===============


       As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                      603,163
      Undistributed capital gains                                                                      5,040,112
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                         5,643,275
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                     106,795,878
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                          112,439,153
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2005 the Portfolio reclassified $17,202 from undistributed net investment income to accumulated net realized gain on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2005, 87% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005


BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

COMMUNICATIONS - EQUIPMENT --- 0.18%
  1,490,000 Lucent Technologies Inc ^^                                 1,512,350
            Convertible
            8.000% August 1, 2031
                                                                      $1,512,350

TOTAL BONDS --- 0.18%                                                 $1,512,350
(Cost $1,143,742)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 3.12%
    291,200 Honeywell International Inc                               10,847,200
    124,600 Lockheed Martin Corp                                       7,928,298
    176,600 Raytheon Co                                                7,090,490
                                                                     $25,865,988

AUTOMOBILES --- 0.16%
    176,900 Ford Motor Co                                              1,365,668
                                                                      $1,365,668

BANKS --- 3.74%
    144,676 Bank of America Corp                                       6,676,797
    191,700 Fifth Third Bancorp                                        7,230,924
     59,500 Mercantile Bankshares Corp ^^                              3,358,180
     90,400 National City Corp                                         3,034,728
     92,000 SunTrust Banks Inc                                         6,693,920
     56,300 Wells Fargo & Co                                           3,537,329
     11,300 Wilmington Trust Corp                                        439,683
                                                                     $30,971,561

BIOTECHNOLOGY --- 0.62%
    145,900 MedImmune Inc*                                             5,109,418
                                                                      $5,109,418

BROADCAST/MEDIA --- 1.42%
     59,000 Cablevision Systems Corp*                                  1,384,730
    299,962 Comcast Corp*                                              7,787,014
     94,800 EchoStar Communications Corp Class A*                      2,575,716
                                                                     $11,747,460

BUILDING MATERIALS --- 0.61%
     74,200 Vulcan Materials Co                                        5,027,050
                                                                      $5,027,050

CHEMICALS --- 2.01%
    130,252 Chemtura Corp                                              1,654,200
    184,800 EI du Pont de Nemours & Co ^^                              7,854,000
    171,200 Hercules Inc ^^*                                           1,934,560
    156,100 International Flavors & Fragrances Inc                     5,229,350
                                                                     $16,672,110

COMMUNICATIONS - EQUIPMENT --- 1.62%
    297,300 Cisco Systems Inc*                                         5,089,776
    536,400 Lucent Technologies Inc ^^*                                1,426,824
    306,900 Motorola Inc                                               6,932,871
                                                                     $13,449,471

COMPUTER HARDWARE & SYSTEMS --- 2.22%
    258,406 Hewlett-Packard Co                                         7,398,164
    134,000 International Business Machines Corp                      11,014,800
                                                                     $18,412,964

COMPUTER SOFTWARE & SERVICES --- 1.28%
    404,600 Microsoft Corp                                            10,580,290
                                                                     $10,580,290

CONGLOMERATES --- 2.90%
    610,400 General Electric Co                                       21,394,520
     89,700 Tyco International Ltd                                     2,588,742
                                                                     $23,983,262

COSMETICS & PERSONAL CARE --- 0.73%
    212,800 Avon Products Inc                                          6,075,440
                                                                      $6,075,440

DISTRIBUTORS --- 0.85%
    120,550 Genuine Parts Co                                           5,294,556
     56,600 SYSCO Corp                                                 1,757,430
                                                                      $7,051,986

ELECTRIC COMPANIES --- 2.18%
    101,710 FirstEnergy Corp                                           4,982,773
     21,400 Pinnacle West Capital Corp                                   884,890
    139,400 Progress Energy Inc                                        6,122,448
     74,700 TECO Energy Inc                                            1,283,346
    260,500 Xcel Energy Inc                                            4,808,830
                                                                     $18,082,287

ELECTRONIC INSTRUMENT & EQUIP --- 1.44%
     88,111 Cooper Industries Inc                                      6,432,103
    134,200 Sony Corp sponsored ADR                                    5,475,360
                                                                     $11,907,463

ELECTRONICS - SEMICONDUCTOR --- 1.79%
    151,900 Analog Devices Inc ^^                                      5,448,653
    193,200 Intel Corp                                                 4,822,272

    143,100 Texas Instruments Inc                                      4,589,217
                                                                     $14,860,142

FINANCIAL SERVICES --- 6.14%
     17,120 Ameriprise Financial Inc                                     701,920
     95,033 Citigroup Inc                                              4,611,951
     85,800 Fannie Mae (nonvtg)                                        4,187,898
    482,005 JPMorgan Chase & Co                                       19,130,778
    124,000 Janus Capital Group Inc                                    2,310,120
    260,400 Mellon Financial Corp                                      8,918,700
     55,100 Northern Trust Corp                                        2,855,282
    146,700 State Street Corp                                          8,133,048
                                                                     $50,849,697

FOOD & BEVERAGES --- 4.61%
    243,600 Anheuser-Busch Co Inc                                     10,465,056
    200,800 Campbell Soup Co                                           5,977,816
    241,000 Coca-Cola Co                                               9,714,710
     26,400 ConAgra Foods Inc                                            535,392
    144,400 General Mills Inc                                          7,121,808
     82,100 McCormick & Co Inc (nonvtg)                                2,538,532
     26,800 Unilever NV                                                1,835,486
                                                                     $38,188,800

FOREIGN BANKS --- 0.42%
    221,100 Bank of Ireland                                            3,481,395
                                                                      $3,481,395

GOLD, METALS & MINING --- 0.90%
    200,800 Alcoa Inc                                                  5,937,656
     34,000 Inco Ltd ^^                                                1,481,380
                                                                      $7,419,036

HOUSEHOLD GOODS --- 3.52%
    195,400 Colgate-Palmolive Co                                      10,717,690
     69,500 Fortune Brands Inc                                         5,422,390
     88,400 Kimberly-Clark Corp                                        5,273,060
    327,400 Newell Rubbermaid Inc                                      7,785,572
                                                                     $29,198,712

INSURANCE RELATED --- 6.13%
     99,700 American International Group Inc                           6,802,531
     53,100 Chubb Corp                                                 5,185,215
    127,527 Lincoln National Corp ^^                                   6,762,757
    461,900 Marsh & McLennan Cos Inc                                  14,669,944
     61,800 SAFECO Corp                                                3,491,700
    163,695 St Paul Travelers Co Inc                                   7,312,256
    289,000 UnumProvident Corp ^^                                      6,574,750
                                                                     $50,799,153

INVESTMENT BANK/BROKERAGE FIRM --- 2.43%
    569,300 Charles Schwab Corp                                        8,351,631
    206,900 Morgan Stanley                                            11,739,506
                                                                     $20,091,137

LEISURE & ENTERTAINMENT --- 4.22%
    412,900 Mattel Inc                                                 6,532,078
    613,200 Time Warner Inc                                           10,694,208
    331,400 Viacom Inc Class B                                        10,803,640
    289,000 Walt Disney Co                                             6,927,330
                                                                     $34,957,256

MACHINERY --- 2.01%
    126,600 Deere & Co                                                 8,622,726
     46,700 Eaton Corp                                                 3,133,103
    180,700 Pall Corp                                                  4,853,602
                                                                     $16,609,431

MEDICAL PRODUCTS --- 1.02%
    133,700 Baxter International Inc                                   5,033,805
    139,800 Boston Scientific Corp*                                    3,423,702
                                                                      $8,457,507

OFFICE EQUIPMENT & SUPPLIES --- 0.83%
    123,800 Avery Dennison Corp                                        6,842,426
                                                                      $6,842,426

OIL & GAS --- 8.25%
     71,500 Amerada Hess Corp ^^                                       9,067,630
     71,600 Anadarko Petroleum Corp                                    6,784,100
    114,222 BP Amoco PLC sponsored ADR                                 7,335,337
    251,044 Chevron Corp                                              14,251,768
    250,996 Exxon Mobil Corp                                          14,098,445
    189,800 Royal Dutch Shell PLC                                     11,670,802
     52,500 Schlumberger Ltd                                           5,100,375
                                                                     $68,308,457

PAPER & FOREST PRODUCTS --- 2.04%
    395,683 International Paper Co                                    13,298,906
    128,900 MeadWestvaco Corp                                          3,613,067
                                                                     $16,911,973

PERSONAL LOANS --- 0.32%
     51,200 American Express Co                                        2,634,752
                                                                      $2,634,752

PHARMACEUTICALS --- 6.98%
    127,200 Abbott Laboratories                                        5,015,496
    329,000 Bristol-Myers Squibb Co                                    7,560,420
     71,900 Eli Lilly & Co                                             4,068,821
    155,800 Johnson & Johnson                                          9,363,580
    369,000 Merck & Co Inc                                            11,737,890
    237,500 Pfizer Inc                                                 5,538,500
    253,600 Schering-Plough Corp                                       5,287,560
    200,800 Wyeth                                                      9,250,856
                                                                     $57,823,123

PHOTOGRAPHY/IMAGING --- 0.57%
    203,200 Eastman Kodak Co ^^                                        4,754,880
                                                                      $4,754,880

POLLUTION CONTROL --- 0.81%
    220,530 Waste Management Inc                                       6,693,086
                                                                      $6,693,086

PRINTING & PUBLISHING --- 3.46%
    200,100 Dow Jones & Co Inc ^^                                      7,101,549
     77,400 Knight-Ridder Inc ^^                                       4,899,420
    331,200 New York Times Co ^^                                       8,760,240
    260,200 Tribune Co                                                 7,873,652
                                                                     $28,634,861

RAILROADS --- 2.16%
    122,800 Norfolk Southern Corp ^^                                   5,505,124
    154,250 Union Pacific Corp                                        12,418,668
                                                                     $17,923,792

REAL ESTATE --- 0.47%
     51,196 Simon Property Group Inc REIT                              3,923,149
                                                                      $3,923,149

RESTAURANTS --- 0.54%
    132,500 McDonald's Corp                                            4,467,900
                                                                      $4,467,900

RETAIL --- 2.15%
    114,700 Home Depot Inc                                             4,643,056
    144,800 RadioShack Corp ^^                                         3,045,144
    216,000 Wal-Mart Stores Inc                                       10,108,800
                                                                     $17,797,000

SPECIALIZED SERVICES --- 0.32%
    151,900 Cendant Corp                                               2,620,275
                                                                      $2,620,275

TELEPHONE & TELECOMMUNICATIONS --- 6.37%
    134,900 ALLTEL Corp                                                8,512,190
    491,170 AT&T Inc ^^                                               12,028,753
    336,700 Nokia OYJ sponsored ADR                                    6,161,610
  1,309,500 Qwest Communications International Inc ^^*                 7,398,675
    373,900 Sprint Nextel Corp                                         8,734,304
     82,900 Telus Corp                                                 3,368,186
    218,186 Verizon Communications                                     6,571,762
                                                                     $52,775,480

TOBACCO --- 0.45%
     92,100 UST Inc ^^                                                 3,760,443
                                                                      $3,760,443

UTILITIES --- 1.85%
    291,200 Duke Energy Corp ^^                                        7,993,440
    351,400 NiSource Inc                                               7,330,204
                                                                     $15,323,644

TOTAL COMMON STOCK --- 95.66%                                       $792,409,925
(Cost $684,296,934)

PREFERRED STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

INSURANCE RELATED --- 0.29%
     69,000 UnumProvident Corp                                         2,432,250
                                                                      $2,432,250

TOTAL PREFERRED STOCK --- 0.29%                                       $2,432,250
(Cost $1,725,000)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 32,046,000 Federal Home Loan Bank                                    32,037,053
               3.400%, January 3, 2006

TOTAL SHORT-TERM INVESTMENTS --- 3.87%                               $32,037,053
(Cost $32,037,053)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%          $828,391,578
(Cost $719,202,729)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at December 31, 2005. See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim T. Rowe Price Equity/Income Portfolio
December 31, 2005
Unaudited

                                                                             % of Portfolio
                   Sector                             Value ($)               Investments
---------------------------------------------    --------------------    -----------------------
---------------------------------------------    --------------------    -----------------------
Communications                                            79,484,761                      9.60%
Consumer Products & Services                             172,855,954                     20.86%
Financial Services                                       165,183,094                     19.94%
Health Care Related                                       71,390,048                      8.62%
Industrial Products & Services                            80,478,964                      9.72%
Natural Resources                                         92,639,466                     11.18%
Short Term Investments                                    32,037,053                      3.87%
Technology                                                81,626,847                      9.85%
Transportation                                            19,289,460                      2.33%
Utilities                                                 33,405,931                      4.03%
                                                 --------------------    -----------------------
                                                 --------------------    -----------------------
                                                       $ 828,391,578                    100.00%
                                                 ====================    =======================
                                                 ====================    =======================

SHAREHOLDER EXPENSE EXAMPLE
Maxim T. Rowe Price Equity/Income Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                Beginning         Ending       Expenses Paid
                              Account Value   Account Value    During Period*
                               (6/30/2005)     (12/31/2005)  (6/30/05-12/31/05)

 Actual                          $ 1,000.00       $ 1,040.50      $ 4.22

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,021.07      $ 4.18

*Expenses are equal to the Portfolio's annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

-----------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- ------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments made to the registrant's Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.



         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000, and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  SCHEDULE OF INVESTMENTS.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.



By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006



By:      /s/ G. R. McDonald
         ------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006